Annual Total Returns - StrategicAdvisersShortDurationFund-PRO - StrategicAdvisersShortDurationFund-PRO - Strategic Advisers Short Duration Fund - Strategic Advisers Short Duration Fund	Jul. 29, 2023
Bar Chart Table:
Annual Return 2013	0.54%
Annual Return 2014	0.69%
Annual Return 2015	0.48%
Annual Return 2016	1.74%
Annual Return 2017	1.65%
Annual Return 2018	1.29%
Annual Return 2019	3.69%
Annual Return 2020	2.53%
Annual Return 2021	0.02%
Annual Return 2022	(0.97%)